Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Net income (loss) for the year	$ 3,380	$ (1,515)
Weighted average number of common shares outstanding basic	14,806,020	15,219,283
Effect of dilutive securities share-based payments	14,293	0
Weighted average number of common shares outstanding diluted	14,820,313	15,219,283
Earnings (loss) per share - Basic	$ 0.23	$ (0.10)
Earnings (loss) per share - Diluted	$ 0.23	$ (0.10)